Consolidated Statement of Financial Position - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Current Assets
Cash and cash equivalents	$ 22,411	$ 16,085
Other financial assets	181	130
Trade and other receivables	3,616	4,255
Other assets	535	425
Total Current Assets	26,743	20,895
Non-Current Assets
Deposits	13	125
Plant and equipment	670	319
Total Non-Current Assets	683	444
TOTAL ASSETS	27,426	21,339
Current liabilities
Trade and other payables	3,556	2,376
Provisions	210	171
Total Current Liabilities	3,766	2,547
Non-Current Liabilities
Provisions		48
Total Non-Current Liabilities		48
TOTAL LIABILITIES	3,766	2,595
NET ASSETS	23,660	18,744
EQUITY
Issued capital	164,087	164,087
Reserves	831	1,492
Accumulated losses	(141,258)	(146,835)
TOTAL EQUITY	$ 23,660	$ 18,744